UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21063
                                                    ----------

                         BACAP Opportunity Strategy, LLC
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             40 W 57th Street, 33rd Floor
                               New York, New York 10019
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 Dover, DE 19901
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 888-786-9977
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                     MARCH 31, 2005
 SHARES                                                                                                  VALUE
                  COMMON STOCK - 126.10%

                    APPLICATIONS SOFTWARE - 4.11%
 37,400                 Mercury Interactive Corp.*                                    (a)               $  1,772
 22,030                 Salesforce.com, Inc.*                                         (a)                    330
                                                                                                        --------
                                                                                                           2,102
                                                                                                        --------
                    CASINO SERVICES - 2.35%
 52,636                 Scientific Games Corp., Class A*                              (a)                  1,203
                                                                                                        --------
                    CELLULAR TELECOMMUNICATIONS - 0.22%
  6,950                 China Mobile Hong Kong, Ltd. - Sponsored ADR                                         114
                                                                                                        --------
                    COMMERCIAL SERVICES - FINANCE - 1.14%
 13,810                 iPayment, Inc.*                                               (a)                    583
                                                                                                        --------
                    COMMUNICATIONS SOFTWARE - 0.47%
 10,602                 InPhonic, Inc.*                                               (a)                    241
                                                                                                        --------
                    COMPUTERS - MEMORY DEVICES - 7.88%
109,220                 SanDisk Corp.*                                                (a)                  3,036
 50,690                 Seagate Technology*                                           (a)                    991
                                                                                                        --------
                                                                                                           4,027
                                                                                                        --------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.13%
  6,800                 TransAct Technologies, Inc.*                                  (a)                     68
                                                                                                        --------
                    CONTAINERS - METAL / GLASS - 3.67%
 74,530                 Owens - Illinois, Inc.*                                       (a)                  1,874
                                                                                                        --------
                    E-COMMERCE / SERVICES - 1.20%
 16,130                 Ctrip.com International, Ltd. - Sponsored ADR*                (a)                    611
                                                                                                        --------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.42%
 43,430                 Jabil Circuit, Inc.*                                                               1,239
                                                                                                        --------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 24.13%
315,610                 ARM Holdings, Plc - Sponsored ADR                             (a)                  1,894
 91,172                 ATI Technologies, Inc.*                                       (a)                  1,574
 61,973                 Broadcom Corp., Class A*                                      (a)                  1,854
 71,430                 LSI Logic Corporation*                                        (a)                    399
 49,012                 Monolithic Power Systems, Inc.*                               (a)                    433
 57,320                 National Semiconductor Corp.                                  (a)                  1,181
 46,060                 Nvidia Corp.*                                                 (a)                  1,094


BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     MARCH 31, 2005
 SHARES                                                                                                  VALUE
                    COMMON STOCK (CONTINUED)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
 25,560                 Portalplayer, Inc.*                                           (a)               $    584
 20,260                 Silicon Laboratories, Inc.*                                   (a)                    602
 41,810                 Texas Instruments, Inc.                                       (a)                  1,066
 56,599                 Xilinx, Inc.                                                  (a)                  1,654
                                                                                                        --------
                                                                                                          12,335
                                                                                                        --------
                    ELECTRONIC DESIGN AUTOMATION - 0.52%
 22,370                  Magma Design Automation, Inc.*                               (a)                    266
                                                                                                        --------
                    ENTERTAINMENT SOFTWARE - 7.82%
 82,110                 Activision, Inc.*                                             (a)                  1,215
 35,370                 Take-Two Interactive Software, Inc.*                          (a)                  1,383
 49,772                 THQ, Inc.*                                                    (a)                  1,401
                                                                                                        --------
                                                                                                           3,999
                                                                                                        --------
                    FINANCE - OTHER SERVICES - 0.56%
 25,474                 MarketAxess Holdings, Inc.*                                   (a)                    285
                                                                                                        --------
                    IDENTIFICATION SYSTEMS / DEVICES - 0.83%
 29,209                 Symbol Technologies, Inc.                                     (a)                    423
                                                                                                        --------
                    INDEPENDENT POWER PRODUCER - 0.93%
 13,900                 NRG Energy Inc.*                                                                     475
                                                                                                        --------
                    INDUSTRIAL AUDIO & VIDEO PRODUCTION - 3.06%
 66,540                 Dolby Laboratories, Inc. Class A*                                                  1,564
                                                                                                        --------
                    INTERNET CONTENT - ENTERTAINMENT - 0.16%
 13,650                 Alloy, Inc.*                                                  (a)                     80
                                                                                                        --------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.75%
 31,290                 Openwave Systems, Inc.*                                       (a)                    381
                                                                                                        --------
                    INTERNET SECURITY - 3.50%
 62,240                 VeriSign, Inc.*                                               (a)                  1,786
                                                                                                        --------
                    MEDICAL - BIOMEDICAL / GENETICS - 1.54%
 13,790                 Genzyme Corp.*                                                (a)                    789
                                                                                                        --------
                    MEDICAL - DRUGS - 0.87%
 28,849                 Angiotech Pharmaceuticals, Inc.*                              (a)                    443
                                                                                                        --------

BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                     MARCH 31, 2005
 SHARES                                                                                                  VALUE
                    COMMON STOCK (CONTINUED)
                    MEDICAL - HMO - 2.35%
  9,600                 WellPoint, Inc.*                                              (a)               $  1,203
                                                                                                        --------
                    MEDICAL LABS & TESTING SERVICE - 2.19%
 10,620                 Quest Diagnostics, Inc.                                       (a)                  1,117
                                                                                                        --------
                    MOTION PICTURES & SERVICES - 3.33%
 41,863                 DreamWorks Animation SKG, Class A*                            (a)                  1,704
                                                                                                        --------
                    RACETRACKS - 1.08%
 10,160                 International Speedway Corp., Class A                         (a)                    551
                                                                                                        --------
                    REAL ESTATE MANAGEMENT / SERVICES - 0.36%
 14,803                 Housevalues, Inc.*                                            (a)                    186
                                                                                                        --------
                    RETAIL - MAJOR DEPARTMENT STORE - 1.64%
  6,286                 Sears Holdings Corp.*                                         (a)                    837
                                                                                                        --------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.23%
 27,800                 Analog Devices, Inc.                                                               1,005
 50,220                 Linear Technology Corp.                                       (a)                  1,924
 99,982                 Marvell Technology Group, Ltd.*                               (a)                  3,833
                                                                                                        --------
                                                                                                           6,762
                                                                                                        --------
                    SEMICONDUCTOR EQUIPMENT - 11.90%
 65,890                 ASML Holdings N.V. - NY Reg. Shs.*                            (a)                  1,105
 44,960                 FormFactor, Inc.*                                             (a)                  1,018
 25,187                 KLA-Tencor Corp.                                              (a)                  1,159
 15,720                 Novellus Systems, Inc.*                                       (a)                    420
 55,079                 Tessera Technologies, Inc.*                                   (a)                  2,381
                                                                                                        --------
                                                                                                           6,083
                                                                                                        --------
                    TELECOMMUNICATION EQUIPMENT - 3.42%
 35,510                 Andrew Corp.*                                                 (a)                    416
 34,100                 Comverse Technology, Inc.*                                    (a)                    860
173,750                 Nortel Networks Corp.*                                                               474
                                                                                                        --------
                                                                                                           1,750
                                                                                                        --------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.99%
 45,320                 Corning, Inc.*                                                (a)                    504
                                                                                                        --------

BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     MARCH 31, 2005
 SHARES                                                                                                  VALUE
                    COMMON STOCK (CONTINUED)
                    TELEPHONE - INTEGRATED - 1.63%
 29,834                 China Netcom Group Corp. (Hong Kong), Ltd. - Sponsored ADR*   (a)               $    835
                                                                                                        --------
                    TRANSPORTATION - MARINE - 0.33%
 10,290                 Diana Shipping, Inc.*                                                                170
                                                                                                        --------
                    WEB HOSTING / DESIGN - 1.35%
 20,600                 Macromedia, Inc.*                                                                    690
                                                                                                        --------
                    WEB PORTALS / ISP - 10.03%
 13,923                 Google, Inc., Class A*                                        (a)                  2,513
 31,330                 Netease.com, Inc. - Sponsored ADR*                            (a)                  1,510
 14,370                 Sohu.com, Inc.*                                               (a)                    253
 25,160                 Yahoo!, Inc.*                                                 (a)                    853
                                                                                                        --------
                                                                                                           5,129
                                                                                                        --------
                    WIRELESS EQUIPMENT - 4.01%
 30,850                 Motorola, Inc.                                                (a)                    462
 43,300                 Qualcomm, Inc.                                                (a)                  1,587
                                                                                                        --------
                                                                                                           2,049
                                                                                                        --------
                  TOTAL COMMON STOCK (COST $61,600)                                                     $ 64,458
                                                                                                        --------


BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    MARCH 31, 2005
CONTRACTS                                                                                                VALUE

                  PURCHASED OPTIONS - 0.16%
                    CALL OPTIONS - 0.16%
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.00%
      272               Flextronics International Ltd., 04/16/05, $15.00                                $      1
                                                                                                        --------
                    MEDICAL - HOSPITALS - 0.10%
      350               Tenet Healthcare Corp., 08/20/05, $11.00                                              51
                                                                                                        --------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.06%
      164               Sigmatel Inc., 06/18/05, $45.00                                                       29
                                                                                                        --------

                    TOTAL CALL OPTIONS (COST $106)                                                            81
                                                                                                        --------
                  TOTAL PURCHASED OPTIONS (COST $106)                                                   $     81
                                                                                                        --------

                  TOTAL INVESTMENTS (COST $61,706) - 126.26%                                            $ 64,539
                                                                                                        --------

                  OTHER ASSETS, LESS LIABILITIES - (26.26%)                                              (13,423)
                                                                                                        --------

                  NET ASSETS - 100.00%                                                                  $ 51,116
                                                                                                        ========

(a)  Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Security held in connection with an open put or call option contract.
*    Non-income producing security.
ADR  American Depository Receipt

PORTFOLIO VALUATION:
--------------------
Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) are valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by the principal exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange.

Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities.

Securities traded primarily on NASDAQ are valued at the NASDAQ official closing price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Standard Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price.) If no NOCP is available, the security is valued at the last sale price on the NASDAQ prior to the calculation of the net assets of the Fund. If no sale is shown on NASDAQ, the bid price is used. If no sale is shown and no bid or ask price is available, the price will be deemed "stale" and the value will be determined by, or in accordance with, the fair valuation procedures set forth by the Board of Managers.

Exchange traded options are generally valued at their latest reported sales price as reported by the exchange. Over the counter options are generally valued using the mean between the latest bid or ask prices.

Debt securities are valued in accordance with the procedures described above. Alternatively, debt securities may be valued by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers and/or the Valuation Committee established by the Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

Shares of open-end investment companies held in the Fund's portfolio will be valued at the latest NAV reported by the investment company.

If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or in accordance with the procedures adopted by the Board of Managers.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. (Greenwich Mean Time). Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When, in the judgment of the Fund's adviser or subadviser, an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or in accordance with procedures adopted by the Board of Managers.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
                                                                                                    MARCH 31, 2005
                                                                                                         VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (50.83%)
                    APPLICATIONS SOFTWARE - (0.95%)
   11,120               Intuit, Inc.                                                                    $    487
                                                                                                        --------
                    BEVERAGES NON - ALCOHOLIC - (1.23%)
   22,660               Pepsi Bottling Group, Inc.                                                           631
                                                                                                        --------
                    CABLE TELEVISION - (1.44%)
   51,020               DIRECTV Group, Inc.                                                                  736
                                                                                                        --------
                    CAPACITORS - (0.30%)
   19,500               Kemet Corp.                                                                          151
                                                                                                        --------
                    COMMERCIAL SERVICES - FINANCE - (0.94%)
    9,520               H&R Block, Inc.                                                                      481
                                                                                                        --------
                    COMPUTERS - (4.14%)
   55,090               Dell, Inc.                                                                         2,117
                                                                                                        --------
                    COMPUTERS - INTEGRATED SYSTEMS - (0.43%)
   8,130                National Instruments Corp.                                                           220
                                                                                                        --------
                    COMPUTERS - MEMORY DEVICES - (1.00%)
   14,680               Imation Corp.                                                                        510
                                                                                                        --------
                    COMPUTERS - PERIPHERAL EQUIPMENT - (0.65%)
    4,170               Lexmark International, Inc., Class A                                                 333
                                                                                                        --------
                    DATA PROCESSING / MANAGEMENT - (1.35%)
   17,520               First Data Corp.                                                                     689
                                                                                                        --------
                    DISTRIBUTION / WHOLESALE - (0.21%)
    2,080               Scansource, Inc.                                                                     108
                                                                                                        --------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.89%)
   21,350               AVX Corp.                                                                            262
   58,390               Flextronics International, Ltd.                               (b)                    703
                                                                                                        --------
                                                                                                             965
                                                                                                        --------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.18%)
   28,320               Fairchild Semiconductor International, Inc.                                          434
   14,690               International Rectifier Corp.                                                        668
   16,010               Microchip Technology, Inc.                                                           417
    6,950               Semtech Corp.                                                                        124

BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
                                                                                                    MARCH 31, 2005
                                                                                                         VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
   60,240               STMicroelectronics N.V. - NY Shares                                             $  1,004
                                                                                                        --------
                                                                                                           2,647
                                                                                                        --------
                    ELECTRONIC CONNECTORS - (0.70%)
    9,730               Amphenol Corp., Class A                                                              360
                                                                                                        --------
                    ELECTRONIC PARTS DISTRIBUTION - (0.83%)
   23,170               Avnet, Inc.                                                                          427
                                                                                                        --------
                    ELECTRONIC PRODUCTS - MISCELLANEOUS - (1.19%)
   23,160               Molex, Inc.                                                                          610
                                                                                                        --------
                    ENTERPRISE SOFTWARE / SERVICES - (2.90%)
   36,940               SAP AG - Sponsored ADR                                                             1,481
                                                                                                        --------
                    ENTERTAINMENT SOFTWARE - (1.23%)
   12,160               Electronic Arts, Inc.                                                                630
                                                                                                        --------
                    FOOD - CONFECTIONERY - (0.87%)
    6,800               WM Wrigley Jr. Co.                                                                   446
                                                                                                        --------
                    FOOD - WHOLESALE / DISTRIBUTION - (1.55%)
   22,140               Sysco Corp.                                                                          793
                                                                                                        --------
                    HOME FURNISHINGS - (0.51%)
    8,130               Ethan Allen Interiors, Inc.                                                          260
                                                                                                        --------
                    INTERNET SECURITY - (0.49%)
   15,670               RSA Security, Inc.                                                                   248
                                                                                                        --------
                    LEISURE & RECREATIONAL PRODUCTS - (0.97%)
   17,550               WMS Industries, Inc.                                                                 494
                                                                                                        --------
                    MEDICAL - HOSPITALS - (0.73%)
   14,280               Health Management Associates, Inc.                                                   374
                                                                                                        --------
                    MEDICAL INSTRUMENTS - (0.50%)
    6,820               Ventana Medical Systems, Inc.                                                        255
                                                                                                        --------
                    MOTORCYCLE / MOTOR SCOOTER - (0.63%)
    5,560               Harley - Davidson, Inc.                                                              321
                                                                                                        --------
                    PUBLISHING - NEWSPAPERS - (2.32%)
   15,340               Dow Jones & Co., Inc.                                                                573

BACAP OPPORTUNITY STRATEGY, LLC

(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
                                                                                                    MARCH 31, 2005
                                                                                                         VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    PUBLISHING - NEWSPAPERS (CONTINUED)
   16,690               New York Times Co., Class A                                                     $    611
                                                                                                        --------
                                                                                                           1,184
                                                                                                        --------
                    RETAIL - DISCOUNT - (1.02%)
   10,420               Wal - Mart Stores, Inc.                                                              522
                                                                                                        --------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (4.63%)
   23,480               Integrated Circuit Systems, Inc.                                                     449
   15,190               Maxim Integrated Products, Inc.                                                      621
   28,650               Micrel, Inc.                                                                         264
   30,820               Power Integrations, Inc.                                                             644
   39,740               Semiconductor Manufacturing International Corp. -
                          Sponsored ADR                                                                      387
                                                                                                        --------
                                                                                                           2,365
                                                                                                        --------
                    SEMICONDUCTOR EQUIPMENT - (1.75%)
   54,950               Applied Materials, Inc.                                                              893
                                                                                                        --------
                    TELEPHONE - INTEGRATED - (3.94%)
   26,880               BellSouth Corp.                                                                      707
   37,390               SBC Communications, Inc.                                                             886
    5,200               Telephone & Data Systems, Inc.                                                       424
                                                                                                        --------
                                                                                                           2,017
                                                                                                        --------
                    TRANSPORT - SERVICES - (1.69%)
   11,900               United Parcel Service, Inc., Class B                                                 866
                                                                                                        --------
                    TRANSPORTATION - RAIL - (0.93%)
    6,800               Union Pacific Corp.                                                                  474
                                                                                                        --------
                    TRAVEL SERVICES - (0.30%)
    7,000               Sabre Holdings Corp., Class A                                                        153
                                                                                                        --------
                    WEB PORTALS / ISP - (0.60%)
   33,910               EarthLink, Inc.                                                                      305
                                                                                                        --------
                    WIRELESS EQUIPMENT - (0.84%)
   27,720               Nokia Corp. - Sponsored ADR                                                          428
                                                                                                        --------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $26,772)                           $ 25,981
                                                                                                        ========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BACAP Opportunity Strategy, LLC
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By (Signature and Title)*  /s/ Lawrence Morgenthal
                         -------------------------------------------------------
                           Lawrence Morgenthal, President
                           (principal executive officer)

Date        May 27, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence Morgenthal
                         -------------------------------------------------------
                           Lawrence Morgenthal, President
                           (principal executive officer)

Date        May 27, 2005
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By (Signature and Title)*  /s/ Eric Pisauro
                         -------------------------------------------------------
                           Eric Pisauro, Treasurer
                           (principal financial officer)

Date        May 27, 2005
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* Print the name and title of each signing officer under his or her signature.